Business Combinations - Intangible Assets Amortization and Useful Lives (Detail) - USD ($) $ in Thousands			12 Months Ended
	Oct. 18, 2019	Jul. 08, 2019	Jan. 31, 2020	Jul. 31, 2020	Jan. 31, 2019
Business Acquisition [Line Items]
Total intangible assets subject to amortization			$ 26,093	$ 24,636	$ 0
Acquired finite lived intangible assets weighted average useful life			10 years 7 months 6 days
Acquired developed technology
Business Acquisition [Line Items]
Total intangible assets subject to amortization			$ 5,313	4,695
Acquired finite lived intangible assets weighted average useful life			3 years 6 months
Customer relationships
Business Acquisition [Line Items]
Total intangible assets subject to amortization			$ 20,769	$ 19,941
Acquired finite lived intangible assets weighted average useful life			12 years 4 months 24 days
Trademarks
Business Acquisition [Line Items]
Total intangible assets subject to amortization			$ 11
Acquired finite lived intangible assets weighted average useful life			3 months 18 days
Visible Equity, LLC
Business Acquisition [Line Items]
Total intangible assets subject to amortization		$ 25,500
Visible Equity, LLC | Acquired developed technology
Business Acquisition [Line Items]
Total intangible assets subject to amortization		$ 3,800
Acquired finite lived intangible assets weighted average useful life		4 years
Visible Equity, LLC | Customer relationships
Business Acquisition [Line Items]
Total intangible assets subject to amortization		$ 21,600
Acquired finite lived intangible assets weighted average useful life		13 years
Visible Equity, LLC | Trademarks
Business Acquisition [Line Items]
Total intangible assets subject to amortization		$ 100
Visible Equity, LLC | Trademarks | Maximum
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life		1 year
Fin Suite Pty Ltd
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 2,376
Fin Suite Pty Ltd | Acquired developed technology
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 2,244
Acquired finite lived intangible assets weighted average useful life	4 years
Fin Suite Pty Ltd | Customer relationships
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 107
Acquired finite lived intangible assets weighted average useful life	13 years
Fin Suite Pty Ltd | Trademarks
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 25
Fin Suite Pty Ltd | Trademarks | Maximum
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life	1 year